SHARE BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2018
SHARE BASED PAYMENTS
Summary of restricted share units

		Weighted Average Fair
	Number	Value at Measurement
	of RSUs	Date A$
Outstanding at 31 December 2017	33,803,361	0.22
Issued or Issuable	—	—
Converted to ordinary shares	(6,541,167)	0.49
Forfeited	(6,198,071)	0.27
Outstanding at 30 June 2018	21,064,123	0.12

Schedule of deferred cash awards

Amount
of Deferred
Cash Awards
Outstanding at 31 December 2017	2,302,645
Granted	—
Vested and paid in cash	—
Forfeited	(469,801)
Outstanding at 30 June 2018	1,832,844